Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Income Taxes
11. INCOME TAXES
Cayman Islands
I-Mab is
incorporated in the Cayman Islands. Under the current laws of the Cayman
Islands, I-Mab is
not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
I-Mab Biopharma
Hong Kong Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the years ended December 31, 2017, 2018 and
2019, I-Mab Biopharma
Hong Kong Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, I-Mab Biopharma
Hong Kong Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
Australia
Mab Biopharma Australia Pty Ltd is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is
30%. I-Mab Biopharma
Australia Pty Ltd has no taxable income for all periods presented, therefore, no provision for income taxes is required.
United States
I-Mab Biopharma
US Ltd. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of
21%. I-Mab Biopharma
US Ltd. is also subject to state income tax in Maryland of
8.25%. I-Mab Biopharma
US Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required.
China
On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. Under the new EIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises”.

I-Mab Shanghai
has been qualified as “High and New Technology Enterprise” and enjoys a preferential income tax rate of 15% from 2018 to 2020.
The Company’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.
No provision for income taxes has been made because the Group are in cumulative loss positions for all the periods presented.
Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Loss before income tax	(298,240)	(401,111)	(1,451,950)	(208,560)
Income tax computed at respective applicable tax rate	(37,672)	(56,093)	(148,871)	(21,384)
Non-deductible expenses	3,889	2,548	87,021	12,499
Research and development expenses plus deduction	(2,846)	(6,762)	(9,254)	(1,329)
Changes in valuation allowance	36,629	62,029	71,104	10,214

	—	1,722	—	—

Effect of tax holidays entitled by the PRC subsidiaries on basic loss per share	—	3.07	9.55	1.37
The principal components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	73,105	92,185	136,443	19,599
Depreciation and amortization of property, equipment, software and intangible asset, net	—	18,405	44,398	6,378
Accrual expense	13,647	21,132	21,867	3,141
Less: valuation allowance	(49,541)	(94,511)	(165,497)	(23,773)

Total deferred tax assets	37,211	37,211	37,211	5,345

Deferred tax liabilities:
Acquired intangible assets	37,211	37,211	37,211	5,345

Total deferred tax liabilities	37,211	37,211	37,211	5,345

Deferred tax assets, net	—	—	—	—

Movement of the valuation allowance is as follows:

	Year Ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(6,472)	(49,541)	(94,511)	(13,576)
Business combination	(6,440)	—	—	—
Additions	(36,629)	(62,029)	(71,104)	(10,214)
Decrease due to the change of tax rate	—	17,059	118	17

Balance as of December 31	(49,541)	(94,511)	(165,497)	(23,773)

As of December 31, 2019, the Group had a majority of net operating losses of approximately
RMB715,156
which arose from the subsidiaries established in the PRC. The tax losses carried forward various in the PRC will expire during the period beginning from 2021 to 2029 based on entity’s preferential tax status.
A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered as more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.
The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses together with other deferred tax assets will not be utilized in the foreseeable future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2018 and 2019.
The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.